LEASES - Maturity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 12,361	€ 14,130
Discount and foreign currency effects	2,667	3,244
Present value of the lease liabilities	9,694	10,886	€ 1,333
Not later than 1 year
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	2,029	2,108
Later than 1 year and not later than 2 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	1,755	1,928
Later than 2 year and not later than five years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	3,778	4,081
Later than 5 years
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Gross lease liabilities - minimum lease payments	€ 4,800	€ 6,014